Geological event - Alagoas (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 845	R$ 1,095
Alagoas [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning	5,240	6,627
Provisions	2,237	2,307
Payments and reclassifications	(2,052)	(3,826)
Realization of present value adjustment	145	132
Balance at ending	5,570	5,240
Current liability	2,436	2,759
Non-current liability	3,134	2,481
Total	R$ 5,570	R$ 5,240